Supplemental Cash Flow Information - Details of Operating Cash Flows from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES - DISCONTINUED OPERATIONS
Earnings from discontinued operations	$ (6)	$ 3,859
Adjustments for:
Depreciation	154	110
Net gains on disposals of businesses and investments	3
Deferred tax	(1,395)	(172)
Other	385	365
Operating cash flows from discontinued operations	(164)	1,170
Computer software [member]
Adjustments for:
Amortization of computer software	449	400
Other identifiable intangible assets [member]
Adjustments for:
Amortization of computer software	114	109
Discontinued operations [member]
OPERATING ACTIVITIES - DISCONTINUED OPERATIONS
Earnings from discontinued operations	$ (6)	3,859
Adjustments for:
Depreciation		17
Net gains on disposals of businesses and investments		(3,087)
Deferred tax		583
Other		74
Changes in working capital and other items		(335)
Operating cash flows from discontinued operations		1,170
Discontinued operations [member] | Computer software [member]
Adjustments for:
Amortization of computer software		30
Discontinued operations [member] | Other identifiable intangible assets [member]
Adjustments for:
Amortization of computer software		$ 29